Equity (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Proposed Distribution of Profit
The Company’s Board of Directors will submit the following proposed distribution of 2023 results for approval at the Shareholders’ Meeting:

Millions of euros
Legal reserve	91
Unrestricted reserves	2,062
Total	2,153

Schedule of Subordinated Securities
The characteristic of undated deeply subordinated securities, the detail of the tender offer and the amounts repurchased in the operations and the amount amortized in advance, are the following (million euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2022	Tender Offer	Amount repurchased	Redemption	12/31/2023
9/7/2023 (1)	6.750%	from 09/07/31 rate SWAP + spread incremental	2031	—				750
2/2/2023 (1)	6.135%	from 05/03/30 rate SWAP + spread incremental	2030	—				1,000
11/23/2022 (1)	7.125%	from 11/23/28 rate SWAP + spread incremental	2028	750				750
11/24/2021 (2)	2.880%	from 05/24/28 rate SWAP + spread incremental	2028	750				750
2/12/2021 (2)	2.376%	from 05/12/29 rate SWAP + spread incremental	2029	1,000				1,000
2/5/2020 (1)	2.502%	from 05/05/27 rate SWAP + spread incremental	2027	500				500
09/24/2019	2.875%	from 09/24/27 rate SWAP + spread incremental	2027	500				500
03/14/2019	4.375%	from 03/14/25 rate SWAP + spread incremental	2025	1,300				1,300
03/22/2018	3.000%	from 12/04/23 rate SWAP + spread incremental	2023	750	750	(388)	(362)	—
	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	1,000				1,000
03/31/2014	5.875%	from 03/31/24 rate SWAP + spread incremental	2024	1,000	1,000	(855)	(145)	—
				7,550				7,550
(1) Green undated deeply subrodinated securities (see Note 29.d)
(2) Sustanible undated deeply subordinated securities (see Note 29.d)

Schedule of Breakdown of Accumulated Contribution of Translation Differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2023	2022	2021
Brazilian real	(13,612)	(14,031)	(15,292)
Pound sterling	(97)	(322)	309
Venezuelan bolivar	(3,686)	(3,734)	(3,755)
Argentine peso	(2,011)	(1,364)	(1,702)
Other currencies	(1,280)	(1,272)	(1,452)
Total Group	(20,686)	(20,723)	(21,892)

Schedule of Treasury Share Instruments
Telefónica, S.A. held the following treasury shares at December 31, 2023, 2022 and 2021:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value (*)%
Treasury shares at 12/31/2023	111,099,480	3.87	3.53	393	1.932%
Treasury shares at 12/31/2022	85,217,621	4.00	3.39	288	1.476%
Treasury shares at 12/31/2021	139,329,370	3.92	3.85	537	2.411%
(*) Millions of euros.
The following transactions involving treasury shares were carried out in 2023, 2022 and 2021:

Number of shares
Treasury shares at 12/31/2020	98,231,380
Acquisitions	122,032,764
Scrip dividend	6,291,518
Employee share option plan	(4,329,826)
Other movements	(82,896,466)
Treasury shares at 12/31/2021	139,329,370
Acquisitions	90,403,530
Scrip dividend	563,415
Employee share option plan	(5,391,956)
Capital reduction	(139,275,057)
Sales	(411,681)
Treasury shares at 12/31/2022	85,217,621
Acquisitions	60,070,274
Employee share option plan	(8,845,558)
Capital reduction	(24,779,409)
Sales	(563,448)
Treasury shares at 12/31/2023	111,099,480

Schedule of Equity Attributable to Non-Controlling Interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2023, 2022 and 2021 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/22	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/23
Telefônica Brasil, S.A.	3,399	—	(111)	(158)	238	182	(4)	3,546
Telefónica Deutschland Holding, A.G.	2,237	—	(866)	(157)	71	—	1	1,286
Colombia Telecomunicaciones, S.A., ESP BIC	344	—	—	—	(44)	70	(8)	362
Telxius Telecom, S.A.	599	—	(585)	(28)	22	(19)	11	—
Other	41	—	(17)	(2)	31	—	(3)	50
Total	6,620	—	(1,579)	(345)	318	233	(3)	5,244

Millions of euros	Balance at 12/31/21	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/22
Telefônica Brasil, S.A.	3,106	—	(86)	(241)	198	425	(3)	3,399
Telefónica Deutschland Holding, A.G.	2,353	—	(48)	(161)	68	—	25	2,237
Colombia Telecomunicaciones, S.A., ESP BIC	409	—	—	(7)	(4)	(47)	(7)	344
Telxius Telecom, S.A.	546	—	—	—	50	13	(10)	599
Other	63	23	(44)	(2)	(4)	2	3	41
Total	6,477	23	(178)	(411)	308	393	8	6,620

Millions of euros	Balance at 12/31/20	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/21
Telefônica Brasil, S.A.	3,106	—	(63)	(236)	271	17	11	3,106
Telefónica Deutschland Holding, A.G.	2,346	—	(56)	(165)	218	—	10	2,353
Colombia Telecomunicaciones, S.A., ESP BIC	408	—	—	—	7	(28)	22	409
Telxius Telecom, S.A.	1,089	—	—	(2,645)	2,098	16	(12)	546
Other	76	—	—	(5)	(14)	5	1	63
Total	7,025	—	(119)	(3,051)	2,580	10	32	6,477

Schedule of Condensed Financial Statements of Non-controlling Interests
Note 4 contains the revenues, OIBDA, Operating income, capital expenditure and the main items of the statement of financial position for the main segments of the Telefónica Group with non-controlling interests, namely Telefónica Brazil and Telefónica Germany. The detail of these figures for Colombia Telecomunicaciones and Telxius Telecom is as follows:

Millions of euros
Colombia Telecomunicaciones	2023	2022	2021
Revenues	1,497	1,517	1,312
OIBDA	359	569	413
Depreciation and amortization	(295)	(308)	(314)
Operating income	64	261	99
Capital Expenditure	125	261	151
Fixed Assets	1,234	1,116	1,264
Total allocated assets	2,936	2,696	2,725
Total allocated liabilities	2,258	2,001	1,878

Millions of euros
Telxius Telecom	2023	2022	2021
Revenues	410	421	587
OIBDA	211	218	6,332
Depreciation and amortization	(66)	(66)	(72)
Operating income	145	152	6,260
Capital Expenditure	66	65	91
Fixed Assets	500	507	475
Total allocated assets	1,210	2,129	2,083
Total allocated liabilities	1,333	1,163	1,225

Schedule of Subsidiary Cash Flows
The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2023	2022	2021
Net cash flow provided by operating activities	3,710	3,678	2,949
Net cash flow used in investing activities	(1,477)	(2,741)	(1,295)
Net cash flow used in financing activities	(1,709)	(1,674)	(1,467)

Millions of euros
Telefónica Germany	2023	2022	2021
Net cash flow provided by operating activities	2,684	2,732	2,407
Net cash flow used in investing activities	(1,337)	(1,608)	(875)
Net cash flow used in financing activities	(1,498)	(1,339)	(1,820)

Millions of euros
Colombia Telecomunicaciones	2023	2022	2021
Net cash flow provided by operating activities	206	180	344
Net cash flow provided by (used in) investing activities	(144)	30	(153)
Net cash flow provided by (used in) financing activities	(80)	(225)	(218)

Millions of euros
Telxius Telecom	2023	2022	2021
Net cash flow provided by operating activities	174	152	(627)
Net cash flow provided by (used in) investing activities	902	(63)	6,874
Net cash flow provided by (used in) financing activities	(999)	(89)	(6,164)